INCOME TAX (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Income Taxes [Line Items]
Outside China areas	¥ 111,262,428	$ 17,490,192	¥ (6,440,586)
China	224,203	35,244	(3,699,278)
Loss before income tax	¥ 111,486,631	$ 17,525,436	¥ (10,139,864)